Cover	Sep. 24, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	LEE ENTERPRISES, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6227
Entity Tax Identification Number	42-0823980
Entity Address, Address Line One	4600 E. 53rd Street
Entity Address, City or Town	Davenport
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52807
City Area Code	(563)
Local Phone Number	383-2100
Title of 12(b) Security	Common Stock, par value $.01 per share
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000058361
Common Stock, par value $.01 per share
Document Information [Line Items]
Trading Symbol	LEE
Security Exchange Name	NASDAQ